Expense Example - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund - Class K	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810